Invested and working capital, Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Other current debt	$ 0	$ 0	$ 1,200
Total borrowings	0	0	1,200	$ 0
Borrowings [abstract]
Repayment of unsecured loan	$ 0	1,200	$ 0	$ 0
Sibanye Stillwater Limited [Member]
Borrowings [abstract]
Repayment of unsecured loan		$ 1,200
Repayment period for unsecured loan	30 days